Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of October 2012

Collection Period Start	24-Oct-12	Distribution Date	15-Nov-12
Collection Period End	31-Oct-12	30/360 Days	21
Beg. of Interest Period	24-Oct-12	Actual/360 Days	22
End of Interest Period	15-Nov-12

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,338,405,600.85	903,616,273.65	890,218,656.91	0.6651337
Total Securities		903,616,273.65	903,616,273.65	890,218,656.91	0.9851733
Class A-1 Notes	0.250000%	107,000,000.00	107,000,000.00	93,602,383.26	0.8747886
Class A-2a Notes	0.450000%	143,000,000.00	143,000,000.00	143,000,000.00	1.0000000
Class A-2b Notes	0.310700%	196,000,000.00	196,000,000.00	196,000,000.00	1.0000000
Class A-3 Notes	0.580000%	214,000,000.00	214,000,000.00	214,000,000.00	1.0000000
Class A-4 Notes	0.740000%	90,000,000.00	90,000,000.00	90,000,000.00	1.0000000
Certificates	0.000000%	153,616,273.65	153,616,273.65	153,616,273.65	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	13,397,616.74	16,347.22	125.2113714	0.1527778
Class A-2a Notes	0.00	37,537.50	0.0000000	0.2625000
Class A-2b Notes	0.00	37,214.96	0.0000000	0.1898722
Class A-3 Notes	0.00	72,403.33	0.0000000	0.3383333
Class A-4 Notes	0.00	38,850.00	0.0000000	0.4316667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	13,397,616.74	202,353.01

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				11,584,802.69
Monthly Interest				3,770,149.16
Total Monthly Payments				15,354,951.85

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				958,628.94
Aggregate Sales Proceeds Advance				162,901.73
Total Advances				1,121,530.67

Vehicle Disposition Proceeds:
Reallocation Payments				88,053.00
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				3,595,567.07
Excess Wear and Tear and Excess Mileage				0.00
Remaining Payoffs				0.00
Net Insurance Proceeds				396,180.35
Residual Value Surplus				0.00
Total Collections				20,556,282.94

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	88,053.00			5
Involuntary Repossession	-			-
Voluntary Repossession	-			-
Full Termination	-			-
Bankruptcy	-			-
Insurance Payoff		394,799.66		16
Customer Payoff			-	-
Grounding Dealer Payoff			2,596,070.32	88
Dealer Purchase			987,084.35	35
Total	88,053.00	394,799.66	3,583,154.67	144

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of October 2012

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	40,104	1,039,183,061.03	7.00000%	903,616,273.65
Total Depreciation Received		(12,319,066.61)		(9,490,139.98)
Principal Amount of Gross Losses	(20)	(528,105.23)		(469,175.92)
Repurchase / Reallocation	-	-		-
Early Terminations	(6)	(158,868.72)		(135,562.70)
Scheduled Terminations	(129)	(3,684,252.87)		(3,302,738.14)
Pool Balance - End of Period	39,949	1,022,492,767.60		890,218,656.91

Remaining Pool Balance
Lease Payment				357,087,008.21
Residual Value				533,131,648.70
Total				890,218,656.91

III. DISTRIBUTIONS

Total Collections					20,556,282.94
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					20,556,282.94

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					0.00
3. Reimbursement of Sales Proceeds Advance					0.00
4. Servicing Fee:
Servicing Fee Due					753,013.56
Servicing Fee Paid					753,013.56
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					753,013.56

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					16,347.22

Class A-1 Notes Monthly Interest Paid					16,347.22
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					37,537.50

Class A-2 Notes Monthly Interest Paid					37,537.50
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					37,214.96

Class A-2 Notes Monthly Interest Paid					37,214.96
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					72,403.33

Class A-3 Notes Monthly Interest Paid					72,403.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of October 2012

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	38,850.00

Class A-4 Notes Monthly Interest Paid	38,850.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	202,353.01
Total Note and Certificate Monthly Interest Paid	202,353.01
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	19,600,916.37

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	13,397,616.74

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	13,397,616.74
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	6,203,299.63

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of October 2012

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,518,081.37
Required Reserve Account Amount		13,554,244.10
Beginning Reserve Account Balance		4,518,081.37
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		4,518,081.37
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		6,203,299.63
Gross Reserve Account Balance		10,721,381.00
Remaining Available Collections Released to Seller		0.00
Total Ending Reserve Account Balance		10,721,381.00

V. POOL STATISTICS

Weighted Average Remaining Maturity		26.39
Monthly Prepayment Speed		55%
Lifetime Prepayment Speed		55%

	$	units
Recoveries of Defaulted and Casualty Receivables	396,180.35
Securitization Value of Defaulted Receivables and Casualty Receivables	469,175.92	20
Aggregate Defaulted and Casualty Gain (Loss)	(72,995.57)
Pool Balance at Beginning of Collection Period	903,616,273.65
Net Loss Ratio	-0.0081%

Cumulative Net Losses for all Periods	0.0055%	72,995.57

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,576,241.62	118
61-90 Days Delinquent	0.00	0
91-120+ Days Delinquent	0.00	0
Total Delinquent Receivables:	2,576,241.62	118
60+ Days Delinquencies as Percentage of Receivables	0.00%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	88,053.00	5
Securitization Value	118,335.72
Aggregate Residual Gain (Loss)	(30,282.72)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	88,053.00	5
Cumulative Securitization Value	118,335.72
Cumulative Residual Gain (Loss)	(30,282.72)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		0.00
Reimbursement of Outstanding Advance		0.00
Additional Advances for current period		162,901.73
Ending Balance of Residual Advance		162,901.73

Beginning Balance of Payment Advance		0.00
Reimbursement of Outstanding Payment Advance		0.00
Additional Payment Advances for current period		958,628.94
Ending Balance of Payment Advance		958,628.94

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of October 2012

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No